Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	€ 7,872	€ 8,210
Increase	(252)	(798)
Decrease	(21)	455
Translation adjustments	(8)	(3)
Ending balance	7,595	7,872
Impairment loss	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,872	8,210
Increase	(252)	(798)
Decrease	(21)	455
Translation adjustments	(8)	(3)
Ending balance	7,595	7,872
Impairment loss	€ 0
Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss		9
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		9
Scientific Equipment [Member] | Bottom of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	2 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	2 years
Scientific Equipment [Member] | Top of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	12 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	12 years
Fixtures and fittings [member] | Bottom of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	9 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	9 years
Fixtures and fittings [member] | Top of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	25 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	25 years
Vehicles [member] | Bottom of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	4 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	4 years
Vehicles [member] | Top of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	6 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	6 years
Computer equipment [member] | Bottom of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	2 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	2 years
Computer equipment [member] | Top of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	5 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	5 years
Furniture [Member] | Bottom of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	4 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	4 years
Furniture [Member] | Top of Range
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful lives for property, plant and equipment	10 years
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years
Leased equipment
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss		0
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		0
Gross
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	€ 20,204	20,794
Increase	1,469	839
Decrease	(1,308)	(1,426)
Translation adjustments	0	0
Ending balance	20,368	20,204
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,204	20,794
Increase	1,469	839
Decrease	(1,308)	(1,426)
Translation adjustments	0	0
Ending balance	20,368	20,204
Gross | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	11,367	10,921
Increase	322	427
Decrease	0	0
Translation adjustments	0	0
Ending balance	11,684	11,367
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,367	10,921
Increase	322	427
Decrease	0	0
Translation adjustments	0	0
Ending balance	11,684	11,367
Gross | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	5,295	6,467
Increase	961	207
Decrease	(1,071)	(1,378)
Translation adjustments	0	0
Ending balance	5,186	5,295
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,295	6,467
Increase	961	207
Decrease	(1,071)	(1,378)
Translation adjustments	0	0
Ending balance	5,186	5,295
Gross | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	1,563	1,537
Increase	8	33
Decrease	(11)	(7)
Translation adjustments	0	0
Ending balance	1,561	1,563
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,563	1,537
Increase	8	33
Decrease	(11)	(7)
Translation adjustments	0	0
Ending balance	1,561	1,563
Gross | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	91	91
Increase	0	0
Decrease	(1)	0
Translation adjustments	0	0
Ending balance	90	91
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91	91
Increase	0	0
Decrease	(1)	0
Translation adjustments	0	0
Ending balance	90	91
Gross | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	1,613	1,500
Increase	160	150
Decrease	(188)	(32)
Translation adjustments	0	0
Ending balance	1,594	1,613
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,613	1,500
Increase	160	150
Decrease	(188)	(32)
Translation adjustments	0	0
Ending balance	1,594	1,613
Gross | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	274	279
Increase	18	5
Decrease	(38)	(9)
Translation adjustments	0	0
Ending balance	254	274
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	274	279
Increase	18	5
Decrease	(38)	(9)
Translation adjustments	0	0
Ending balance	254	274
Gross | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	0
Increase	0	16
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	16
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(12,323)	(12,032)
Increase	(1,721)	(1,637)
Decrease	1,278	1,338
Translation adjustments	(8)	(3)
Ending balance	(12,773)	(12,323)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,323)	(12,032)
Increase	(1,721)	(1,637)
Decrease	1,278	1,338
Translation adjustments	(8)	(3)
Ending balance	(12,773)	(12,323)
Accumulated Depreciation | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(5,064)	(3,934)
Increase	(1,193)	(1,127)
Decrease	0	0
Translation adjustments	0	(3)
Ending balance	(6,256)	(5,064)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,064)	(3,934)
Increase	(1,193)	(1,127)
Decrease	0	0
Translation adjustments	0	(3)
Ending balance	(6,256)	(5,064)
Accumulated Depreciation | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(4,471)	(5,481)
Increase	(310)	(296)
Decrease	1,052	1,307
Translation adjustments	0	(5)
Ending balance	(3,729)	(4,471)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,471)	(5,481)
Increase	(310)	(296)
Decrease	1,052	1,307
Translation adjustments	0	(5)
Ending balance	(3,729)	(4,471)
Accumulated Depreciation | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(1,083)	(985)
Increase	(82)	(100)
Decrease	5	2
Translation adjustments	(1)	0
Ending balance	(1,162)	(1,083)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,083)	(985)
Increase	(82)	(100)
Decrease	5	2
Translation adjustments	(1)	0
Ending balance	(1,162)	(1,083)
Accumulated Depreciation | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(55)	(43)
Increase	(12)	(12)
Decrease	1	0
Translation adjustments	0	0
Ending balance	(66)	(55)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(55)	(43)
Increase	(12)	(12)
Decrease	1	0
Translation adjustments	0	0
Ending balance	(66)	(55)
Accumulated Depreciation | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(1,421)	(1,365)
Increase	(111)	(91)
Decrease	182	24
Translation adjustments	(7)	4
Ending balance	(1,357)	(1,421)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,421)	(1,365)
Increase	(111)	(91)
Decrease	182	24
Translation adjustments	(7)	4
Ending balance	(1,357)	(1,421)
Accumulated Depreciation | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(228)	(223)
Increase	(13)	(11)
Decrease	38	5
Translation adjustments	0	1
Ending balance	(203)	(228)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(228)	(223)
Increase	(13)	(11)
Decrease	38	5
Translation adjustments	0	1
Ending balance	(203)	(228)
Accumulated Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Impairment
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(9)	(552)
Increase	0	0
Decrease	9	543
Translation adjustments	0	0
Ending balance	0	(9)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9)	(552)
Increase	0	0
Decrease	9	543
Translation adjustments	0	0
Ending balance	0	(9)
Impairment | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	(455)
Increase	0	0
Decrease	0	455
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(455)
Increase	0	0
Decrease	0	455
Translation adjustments	0	0
Ending balance	0	0
Impairment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	(9)	(59)
Increase	0	0
Decrease	9	51
Translation adjustments	0	0
Ending balance	0	(9)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9)	(59)
Increase	0	0
Decrease	9	51
Translation adjustments	0	0
Ending balance	0	(9)
Impairment | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	(24)
Increase	0	0
Decrease	0	24
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(24)
Increase	0	0
Decrease	0	24
Translation adjustments	0	0
Ending balance	0	0
Impairment | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Impairment | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	(10)
Increase	0	0
Decrease	0	10
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(10)
Increase	0	0
Decrease	0	10
Translation adjustments	0	0
Ending balance	0	0
Impairment | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	(3)
Increase	0	0
Decrease	0	3
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(3)
Increase	0	0
Decrease	0	3
Translation adjustments	0	0
Ending balance	0	0
Impairment | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Ending balance	€ 0	€ 0